Related Party Transactions - Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Deferred revenue from related parties	¥ 17,111	$ 2,685	¥ 37,473
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	16,373	2,569	35,820
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Deferred revenue from related parties	¥ 738	$ 116	¥ 1,653